Average Annual Total Returns{- Fidelity Managed Retirement Income Fund} - 07.31 Fidelity Managed Retirement Funds Retail Combo PRO-12 - Fidelity Managed Retirement Income Fund	Fidelity Managed Retirement Income Fund Return Before Taxes Past 1 year	Fidelity Managed Retirement Income Fund Return Before Taxes Past 5 years	Fidelity Managed Retirement Income Fund Return Before Taxes Past 10 years	Fidelity Managed Retirement Income Fund After Taxes on Distributions Past 1 year	Fidelity Managed Retirement Income Fund After Taxes on Distributions Past 5 years	Fidelity Managed Retirement Income Fund After Taxes on Distributions Past 10 years	Fidelity Managed Retirement Income Fund After Taxes on Distributions and Sales Past 1 year	Fidelity Managed Retirement Income Fund After Taxes on Distributions and Sales Past 5 years	Fidelity Managed Retirement Income Fund After Taxes on Distributions and Sales Past 10 years	LB001 Past 1 year	LB001 Past 5 years	LB001 Past 10 years	IXZNC Past 1 year	IXZNC Past 5 years	IXZNC Past 10 years
Total	8.56%	5.84%	5.48%	7.64%	4.55%	4.49%	5.23%	4.14%	4.00%	7.51%	4.44%	3.84%	8.61%	5.90%	5.81%